BALANCE SHEET - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 09, 2021
Current assets:
Cash	$ 220,735	$ 514,604	$ 729,223
Due from related party		5,144
Prepaid expenses	215,863	317,203	422,894
Total current assets	436,598	836,951	1,152,117
Investments held in Trust Account	139,596,566	139,415,353	139,399,054
Total Assets	140,033,164	140,252,304	140,551,171
Current liabilities:
Accounts payable	30,000	194,292	69,855
Accrued expenses	728,949	175,147	199,565
Due to related party		0	2,872
Total current liabilities	1,040,848	369,439	272,292
Deferred underwriting commissions	4,010,000	4,010,000	4,010,000
Derivative warrant liabilities	2,364,900	5,526,030	6,069,900
Total Liabilities	7,415,748	9,905,469	10,352,192
Commitments and Contingencies (Note 5)
Class A ordinary shares subject to possible redemption; 13,800,000 shares subject to possible redemption at $10.10 per share	139,496,566	139,380,000	139,380,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Accumulated deficit	(6,879,495)	(9,033,510)	(9,181,366)
Total shareholders' deficit	(6,879,150)	(9,033,165)	(9,181,021)	$ (27,180)	$ (8,039)	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	140,033,164	140,252,304	140,551,171
Class A Ordinary shares
Shareholders' Deficit:
Common Stock, Value	0	0	0
Class B Ordinary shares
Shareholders' Deficit:
Common Stock, Value	$ 345	$ 345	$ 345